LONG-TERM LOANS AND OTHER BORROWINGS - Principal payments (Details) $ in Millions, Rp in Billions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)
Borrowings and other credit facilities
Long-term loans and other borrowings	$ 2,062	Rp 27,974	Rp 26,367
1-2 years
Borrowings and other credit facilities
Long-term loans and other borrowings		5,268
2-3 years
Borrowings and other credit facilities
Long-term loans and other borrowings		6,430
3-4 years
Borrowings and other credit facilities
Long-term loans and other borrowings		3,260
4-5 years
Borrowings and other credit facilities
Long-term loans and other borrowings		4,821
Thereafter
Borrowings and other credit facilities
Long-term loans and other borrowings		8,195
Two-step loans
Borrowings and other credit facilities
Long-term loans and other borrowings		892	1,067
Two-step loans | 1-2 years
Borrowings and other credit facilities
Long-term loans and other borrowings		187
Two-step loans | 2-3 years
Borrowings and other credit facilities
Long-term loans and other borrowings		187
Two-step loans | 3-4 years
Borrowings and other credit facilities
Long-term loans and other borrowings		171
Two-step loans | 4-5 years
Borrowings and other credit facilities
Long-term loans and other borrowings		135
Two-step loans | Thereafter
Borrowings and other credit facilities
Long-term loans and other borrowings		212
Bonds and notes
Borrowings and other credit facilities
Long-term loans and other borrowings		8,982	9,322
Bonds and notes | 2-3 years
Borrowings and other credit facilities
Long-term loans and other borrowings		1,995
Bonds and notes | 4-5 years
Borrowings and other credit facilities
Long-term loans and other borrowings		2,196
Bonds and notes | Thereafter
Borrowings and other credit facilities
Long-term loans and other borrowings		4,791
Bank loans
Borrowings and other credit facilities
Long-term loans and other borrowings		13,894	11,929
Bank loans | 1-2 years
Borrowings and other credit facilities
Long-term loans and other borrowings		4,138
Bank loans | 2-3 years
Borrowings and other credit facilities
Long-term loans and other borrowings		3,350
Bank loans | 3-4 years
Borrowings and other credit facilities
Long-term loans and other borrowings		2,222
Bank loans | 4-5 years
Borrowings and other credit facilities
Long-term loans and other borrowings		1,743
Bank loans | Thereafter
Borrowings and other credit facilities
Long-term loans and other borrowings		2,441
Other borrowings
Borrowings and other credit facilities
Long-term loans and other borrowings		1,196	697
Other borrowings | 1-2 years
Borrowings and other credit facilities
Long-term loans and other borrowings		199
Other borrowings | 2-3 years
Borrowings and other credit facilities
Long-term loans and other borrowings		199
Other borrowings | 3-4 years
Borrowings and other credit facilities
Long-term loans and other borrowings		199
Other borrowings | 4-5 years
Borrowings and other credit facilities
Long-term loans and other borrowings		199
Other borrowings | Thereafter
Borrowings and other credit facilities
Long-term loans and other borrowings		400
Obligations under finance leases
Borrowings and other credit facilities
Long-term loans and other borrowings		3,010	Rp 3,352
Obligations under finance leases | 1-2 years
Borrowings and other credit facilities
Long-term loans and other borrowings		744
Obligations under finance leases | 2-3 years
Borrowings and other credit facilities
Long-term loans and other borrowings		699
Obligations under finance leases | 3-4 years
Borrowings and other credit facilities
Long-term loans and other borrowings		668
Obligations under finance leases | 4-5 years
Borrowings and other credit facilities
Long-term loans and other borrowings		548
Obligations under finance leases | Thereafter
Borrowings and other credit facilities
Long-term loans and other borrowings		Rp 351